CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount	€ 3,198,915	€ 2,486,880
Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	60,240
Derivative financial assets		(24,955)
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,385,494	1,773,022
U.S. Dollar | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	49,466
Derivative financial assets		(17,588)
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional Amount	121,881	154,353
Pound Sterling | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,811
Derivative financial assets		(2,343)
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional Amount	275,700	282,482
Japanese Yen | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,711	116
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional Amount	108,459	76,953
Swiss Franc | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(991)	(2,754)
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional Amount	176,062	91,248
Chinese Yuan | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,702
Derivative financial assets		(1,125)
Other
Disclosure of detailed information about financial instruments [line items]
Notional Amount	131,319	108,822
Other | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	€ 3,541
Derivative financial assets		€ (1,261)